10-Q Subsequent events (Details)	Jun. 05, 2026	Feb. 23, 2026	Dec. 31, 2025	Dec. 31, 2024
Four20 Pharma GmbH
Subsequent Events
Ownership interest by minority shareholders		45.00%	45.00%	45.00%
Subsequent events
Subsequent Events
Reverse stock split	0.33
Subsequent events | Four20 Pharma GmbH
Subsequent Events
Ownership interest by minority shareholders		45.00%